PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment
	March 31, 2026	December 31, 2025
Leasehold improvements	$8,462	$8,462
Furniture and fixtures	29,710	29,710
Total property and equipment	38,172	38,172
Accumulated depreciation	(5,725)	(3,817)
Net property and equipment	$32,447	$34,355

	December 31, 2025	December 31, 2024
Leasehold improvements	$8,462	$-
Furniture and fixtures	29,710	-
Total property and equipment	38,172	-
Accumulated depreciation	(3,817)	-
Net property and equipment	$34,355	$-